Earnings per share - Summary (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Earnings per share [abstract]
Net income	$ 70.2	$ 151.7	$ 143.6
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	110,261,600	109,892,031	109,422,574
Weighted average number of shares on exercise of stock options and settlement of RSUs (in shares)	850,573	1,276,757	2,345,010
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	111,112,173	111,168,788	111,767,584
Basic (CAD per share)	$ 0.64	$ 1.38	$ 1.31
Diluted (CAD per share)	$ 0.63	$ 1.36	$ 1.28
Shares excluded from number of ordinary shares outstanding	914,961	630,374